Liquidity and capital resources (Tables)	12 Months Ended
Mar. 31, 2018
Liquidity and capital resources
Schedule of consolidated net debt position

	2018	2017
	€m	€m
Cash and cash equivalents	4,674	8,835
Short-term borrowings
Bonds	(3,477)	(2,904)
Commercial paper[1]	(2,712)	(3,648)
Put options over non-controlling interests[2]	(1,838)	(1,837)
Bank loans	(1,159)	(867)
Other short-term borrowings[3]	(1,165)	(2,795)
	(10,351)	(12,051)
Long-term borrowings
Bonds, loans and other long-term borrowings	(32,908)	(34,523)
	(32,908)	(34,523)
Other financial instruments
Derivative financial instruments included in trade and other receivables (note 14)	2,629	4,282
Derivative financial instruments included in trade and other payables (note 15)	(2,383)	(2,077)
Short-term investments (note 13)[4]	6,152	3,981
Cash collateral	718	384
	7,116	6,570
Net debt	(31,469)	(31,169)

Notes:

1

At 31 March 2018 US$570 million (2017: US$1,484 million) was drawn under the US commercial paper programme and €2,249 million  (2017:€2,262 million) were drawn under the euro commercial paper programme.

2	Includes a €1.8 billion (2017: €1.8 billion) liability for payments due to holders of the equity shares in Kabel Deutschland AG under the terms of a domination and profit and loss transfer agreement.
3	At 31 March 2018 the amount includes €1,070 million (2017: €2,654 million) in relation to cash received under collateral support agreements.
4

At 31 March 2018 the amount primarily includes €3,087 million (31 March 2017: €2,039 million) in managed investment funds, €1,974 million (2017: €1,638 million) in government bonds of which UK gilts of €1,112 million (2017: €1,172 million) are used primarily as collateral in relation derivative financial instruments, and €976 million (31 March 2017: €182 million) short-term investments where the underlying assets are supply chain and handset receivables.

Summary of committed bank facilities available at end of the period

Facility	Amount €m	Drawn	Maturity[1]
Syndicated revolving credit facilities
EUR facility	3,840	—	11 January 2023[2]
USD facility	3,328	—	27 February 2022[2]
Loan facilities, capped at 50% of operating company capital expenditure in:
Canada	651	651	02 June 2018
UK and Ireland	568	568	12 December 2021
Germany (VDSL spend)	350	350	16 March 2023
Italy	400	400	05 June 2020
Turkey and Romania	300	300	18 September 2019
Turkey	100	100	04 December 2020
Other	31	31	19 September 2018
	9,568	2,400

Notes:

1Lenders have the right, but not the obligation, to cancel their commitments and have outstanding advances repaid no sooner than 30 days after notification of a change of control. This is in addition to the rights of lenders to cancel their commitment if we commit an event of default; however, it should be noted that a material adverse change clause does not apply.

2€0.1 billion/US$0.1 billion of the facility expires one year ahead of maturity.